Borrowings - Aggregate maturities of the above long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Aggregate maturities of the above long-term borrowings
Three months ending December 31, 2023	¥ 70,000	$ 9,594	¥ 142,828
2025	500
2026	200
2027 and thereafter	1,300
Total	¥ 72,000